Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and cash equivalents	$ 3,743,268	$ 322,441	$ 485,559
Loans receivable, net, note 2	5,055,063	6,374,908	7,124,702
Other receivables	60,480	84,851	76,262
Prepaid expenses	2,457	12,955	7,276
Property and equipment, net, note 3	16,278	19,322	28,511
Security deposits	7,470	7,470	35,839
TOTAL ASSETS	8,885,016	6,821,947	7,758,149
LIABILITIES
Common stock dividends payable	48,571
Accounts payable and accrued expenses	66,431	1,060	96,441
Deferred rent			11,522
TOTAL LIABILITIES	115,002	1,060	107,963
COMMITMENTS AND CONTINGENCIES, note 7
STOCKHOLDERS' EQUITY
Preferred stock, value			1,160
Common stock, value	2,236,222	2,233,182	2,165,405
Additional paid-in capital	33,200,034	29,698,025	26,025,071
Prepaid preferred share redemption			(160,000)
Accumulated deficit	(26,666,241)	(25,110,319)	(20,381,450)
TOTAL STOCKHOLDERS' EQUITY	8,770,014	6,820,887	7,650,186
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 8,885,016	$ 6,821,947	$ 7,758,149